CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share capital [Member]		Share premium [Member]	Foreign currency translation reserve [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2018	$ 75		$ 139,637	$ (25)	$ (130,715)	$ 8,972
Loss for the period					8,606	8,606
Other comprehensive loss				2		2
Total comprehensive income (loss)				2	8,606	8,608
Share-based compensation			599			599
Balance at Jun. 30, 2019	75		140,236	(23)	(122,109)	18,179
Balance at Dec. 31, 2018	75		139,637	(25)	(130,715)	8,972
Loss for the period					4,955	4,955
Other comprehensive loss				8		8
Total comprehensive income (loss)				8	4,955	4,963
Exercise of options		[1]					[1]
Share-based compensation			1,234			1,234
Balance at Dec. 31, 2019	75		140,871	(17)	(125,760)	15,169
Balance at Mar. 31, 2019	75		139,912	(21)	(134,825)	5,141
Loss for the period					12,716	12,716
Other comprehensive loss				(2)		(2)
Total comprehensive income (loss)				(2)	12,716	12,714
Share-based compensation			324			324
Balance at Jun. 30, 2019	75		140,236	(23)	(122,109)	18,179
Balance at Dec. 31, 2019	75		140,871	(17)	(125,760)	15,169
Loss for the period					(5,557)	(5,557)
Other comprehensive loss				1		1
Total comprehensive income (loss)				1	(5,557)	(5,556)
Share-based compensation			519			519
Balance at Jun. 30, 2020	75		141,390	(16)	(131,317)	10,132
Balance at Mar. 31, 2020	75		141,044	(9)	(128,221)	12,889
Loss for the period					(3,096)	(3,096)
Other comprehensive loss				(7)		(7)
Total comprehensive income (loss)				(7)	(3,096)	(3,103)
Share-based compensation			346			346
Balance at Jun. 30, 2020	$ 75		$ 141,390	$ (16)	$ (131,317)	$ 10,132

[1]	Represents less than $ 1.